Consolidated Statements of Comprehensive Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Comprehensive Income
Net income	$ 174,511,487	$ 128,458,987	$ 157,031,668
Components of other comprehensive income that will not be reclassified to net income for the period, before taxes
Actuarial Gains (losses) from defined benefit plans	2,381,650	(3,960,084)	(357,840)
Components of other comprehensive income that will be reclassified to net income for the period, before taxes
Gain (losses) from exchange rate translation differences	(98,844,581)	(78,009,918)	98,973,862
Gain (losses) from cash flow hedges	52,472,352	(155,206,655)	104,232,055
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax benefit related to defined benefit plans	(643,045)	1,069,223	96,617
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	37,650,601	23,777,899	(22,103,267)
Income tax related to cash flow hedges	(14,183,004)	42,276,806	(28,944,992)
Other comprehensive income, total	(21,166,027)	(170,052,729)	151,896,435
Total comprehensive income	153,345,460	(41,593,742)	308,928,103
Total comprehensive income attributable to:
Equity holders of the parent	150,135,125	(44,244,225)	305,715,046
Non-controlling interests	3,210,335	2,650,483	3,213,057
Total comprehensive income	$ 153,345,460	$ (41,593,742)	$ 308,928,103